Composition of Certain Financial Statement Captions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Composition Of Certain Financial Statement Captions [Abstract]
Composition of Certain Financial Statement Captions
9. Composition of Certain Financial Statement Captions
As of September 30, 2025 and December 31, 2024, other current assets were comprised of the following (in thousands):

	September 30, 2025	December 31, 2024
Prepaid services	$551	$87
Deferred costs (Note 8)	299	436
Prepaid insurance	135	559

Total other current assets	$985	$1,082

6. Composition of Certain Financial Statement Captions
Other Current Assets
As of December 31, 2024 and 2023, other current assets were comprised of the following (in thousands):

	December 31,
	2024	2023
Prepaid services	$87	$410
Deferred costs (Note 7)	436	234
Prepaid insurance	559	636

	$1,082	$1,280

Property and Equipment, net
As of December 31, 2024 and 2023, property and equipment, net, were comprised of the following (in thousands):

	December 31,
	2024	2023
Office and computer equipment	$1,778	$1,632
Leasehold improvements	1,810	1,810

	3,588	3,442
Less accumulated depreciation	(3,140)	(2,536)

	$448	$906

Depreciation expense totaled $0.6 million for each of the years ended December 31, 2024 and 2023, respectively.
Intangible Assets, net
As of December 31, 2024, intangible assets included the net book value of costs incurred for purchase of Biocept intellectual properties (Note 12) and software upgrades. Amortization expenses totaled $0.1 million for each of the years ended December 31, 2024 and 2023.
As of December 31, 2024 intangible assets, net, were comprised of the following (in thousands):

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Intangible Asset, Net
Software	$221	$(218)	$3
Intellectual Property	546	(80)	466

Total intangible assets	$767	$(298)	$469

As of December 31, 2023 intangible assets, net, were comprised of the following (in thousands):

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Intangible Asset, Net
Software	$221	$(179)	$42

Total intangible assets	$221	$(179)	$42

As of December 31, 2024, future amortization expense on intangible assets is estimated to be as follows (in thousands):

Year Ending December 31,	Amount
2025	140
2026	136
2027	136
2028	57

Total future amortization expense	$469

Accounts Payable and Accrued Expenses
As of December 31, 2024 and 2023, accounts payable and accrued expenses were comprised of the following (in thousands):

	December 31,
	2024	2023
Accounts payable	$9,474	$4,758
Accrued payroll and bonus	920	987
Accrued professional fees	236	128
Accrued vacation and compensation	356	370
Accrued R&D studies	185	388
Accrued interest	117	—

	$11,288	$6,631